COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Minimum annual commitments for transportation
Total	102,677
2014	30,416
2015	25,486
2016	13,383
2017	11,988
2018	3,525
Thereafter	17,879
Minimum annual commitments for processing
Total	50,593
2014	10,250
2015	9,570
2016	9,054
2017	8,179
2018	6,770
Thereafter	6,770
Minimum annual commitments for drilling and completions
Total	11,582
2014	11,582
Minimum annual commitments for power infrastructure
Total	13,913
2014	4,020
2015	7,914
2016	1,979
Minimum annual commitments for office leases
Total	73,056
2014	13,611
2015	11,819
2016	12,109
2017	12,348
2018	12,459
Thereafter	10,710
Total commitments
Total	251,821
2014	69,879
2015	54,789
2016	36,525
2017	32,515
2018	22,754
Thereafter	35,359
Foreign exchange rate (US$/CDN$)	1.0636
Minimum
Transportation Commitments
Contract term	1 month
Maximum
Transportation Commitments
Contract for natural gas pipeline capacity volume per day (MMcf)	191
Contract term	5 years
U.S.
Transportation Commitments
Contract for transportation Bakken crude oil volume per day up until April 2016 (bbl)	8,500
Contract for transportation Bakken crude oil volume per day through December 2017 (bbl)	7,500